General and Administrative Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses

The following provides a breakdown of general and administrative expenses by nature for the six months ended June 30, 2026 and 2025:

	2026	2025
Advertising and promotion	3,497,087	230,015
Insurance	4,777	–
Office and administrative	20,045	1,764
Rent	11,611	3,628
Transfer agent and filing fees	115,629	75,451
Travel expenses	3,018	5,001
Total general and administrative expenses	3,652,167	315,859

The following provides a breakdown of general and administrative expenses by nature for the years ended December 31, 2025 and 2024:

	2025	2024

Advertising and promotion	$2,135,054	$724,785
Insurance	910	—
Office and administrative	20,880	6,297
Rent	7,831	6,926
Transfer agent and filing fees	128,619	139,221
Travel expenses	11,901	142,058
Total general and administrative expenses	$2,305,195	$1,019,287